Income Taxes - Summary of Recognized Deferred Tax Assets and Liabilities (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	$ 265,461	$ 453,980
Recognized in equity		(129,362)
Recognized in net income		(59,157)
Ending balance		265,461
Tax losses carried forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	1,376,971	1,769,506
Recognized in net income	5,964,843	(392,535)
Ending balance	7,341,814	1,376,971
Research and development expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	245,399	247,409
Recognized in net income	(222)	(2,010)
Ending balance	245,177	245,399
Intangible assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(1,309,688)	(1,549,950)
Recognized in net income	112,806	240,262
Ending balance	(1,196,882)	(1,309,688)
Property, plant and equipment [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(6,513)	136,166
Recognized in net income	(4,457,302)	(142,679)
Ending balance	(4,463,815)	(6,513)
Tax credits receivable
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(40,708)	(149,151)
Recognized in net income		108,443
Ending balance	(40,708)	(40,708)
Prepaid royalty income
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized in net income	(1,912,756)
Ending balance	(1,912,756)
Unsecured Convertible Debentures
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	265,461
Recognized in equity		(129,362)
Recognized in net income	(292,631)	129,362
Ending balance	$ (27,170)	$ 265,461